INCOME TAXES (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current federal tax expense (benefit)
Current state and local tax expense (benefit)					(15)	(2)
Current state and local tax expense (benefit)
Current income tax expense (benefit)					(15)	(2)
Deferred federal income tax expense (benefit)
Deferred state and local income tax expense (benefit)
Deferred income tax expense (benefit)
Total provision/(benefit)			$ (31)		$ (15)	$ (2)